Transactions with Related Parties (Details) - Schedule of transactions in shareholders account - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Transactions In Shareholders Account Abstract
Net contributions (distributions) during the year	$ 23,277,692	$ (22,703,673)